Mineral Property Interest - Schedule of agreement with Getchell (Details) - United States [Member] - Fondaway Canyon [Member] - Getchell Gold Corp [Member] $ in Thousands	Oct. 16, 2019 USD ($)
Disclosure of mineral property interest [Line Items]
Cash	$ 2,000
Cash equivalent in Getchell shares	2,000
At signing of agreement [Member]
Disclosure of mineral property interest [Line Items]
Cash	100
Cash equivalent in Getchell shares	100
Fair value of Getchell shares received	104,600
1st anniversary [Member]
Disclosure of mineral property interest [Line Items]
Cash	100
Cash equivalent in Getchell shares	200
Fair value of Getchell shares received	208,400
2nd anniversary [Member]
Disclosure of mineral property interest [Line Items]
Cash	100
Cash equivalent in Getchell shares	300
Fair value of Getchell shares received	259,000
3rd anniversary [Member]
Disclosure of mineral property interest [Line Items]
Cash	100
Cash equivalent in Getchell shares	400
Fair value of Getchell shares received	376,000
4th anniversary [Member]
Disclosure of mineral property interest [Line Items]
Cash	1,600
Cash equivalent in Getchell shares	1,000
Fair value of Getchell shares received	$ 1,192,000